Reconciliation of Beginning and Ending Amount of Gross Unrecognized Tax Benefits (Excluding Interest and Penalties) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 28, 2012		Jan. 29, 2011		Jan. 30, 2010
Schedule Of Income Taxes [Line Items]
Beginning balance	$ 57		$ 158		$ 132
Additions for tax positions of the current year	6		11		26
Additions for tax positions of prior years	3		13		44
Reductions for tax positions of prior years	(8)	[1]	(95)	[1]	(25)	[1]
Settlements	(11)		(30)		(21)
Currency translation adjustment	(2)		0		6
Lapse of statute of limitations	(3)		0		(4)
Ending balance	$ 42		$ 57		$ 158

[1]	Reductions for tax positions of prior years include amounts related to the resolution of issues in connection with concluding tax examinations, receiving favorable rulings from tax authorities, making protective elections, as well as changes to and clarifications of tax rules and regulations.